Taxation - Schedule of Reconciliation Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Statutory Income Tax Rate [Abstract]
Income before income tax expense	$ (2,539,352)	$ 1,281,193	$ 684,468
Income tax expense/(benefit) computed based on Malaysia unified income tax statutory rate	(609,445)	307,486	164,272
Impact of different tax rates in other jurisdictions	77,862
Non-deductible expenses	80,857	131,334	220,072
Non-taxable income	(17,415)	(6,920)	(6,927)
Claim for other expenditure and incentives	(11,375)	(9,879)	(8,767)
Capital allowance	(3,684)	(20,921)	(47,113)
Effect of preferential tax rate		(35,868)	(34,650)
Change in valuation allowance	625,178	2,560	28,967
Total income tax expense	$ 141,978	$ 367,792	$ 315,854